CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (76,800)	$ (132,752)	$ 1,607
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	38,912	34,094	29,522
Amortization of prepaid lease payments for land use rights	749	853	729
Amortization of acquired intangible assets	28	182	93
Share-based compensation			809
Allowance for doubtful accounts	978	10,249	(278)
Product warranty provided	4,013	425	108
Loss on disposal of property and equipment	129	(885)	121
Loss in equity investments	10	211	105
Gain on disposal of subsidiary	(3,268)
Exchange loss from foreign currency denominated loan	1,351
Fair value change of consideration payable in connection with acquisition of Mengfeng	121	71	1,330
Impairment on long-lived assets		17,055
Changes in assets and liabilities:
Accounts and bills receivable	(49,775)	826	42,040
Advances to suppliers	(3,313)	6,913	(8,451)
Amounts due from related parties	244	5,953	(6,701)
Inventories, net	(7,433)	32,455	45,545
Land use rights		(3,877)	(952)
Prepaid expenses and other current assets	(4,863)	(15,322)	(1,021)
Accounts payable	139,629	8,615	(182,576)
Amounts due to related parties	29,664	(453)	78
Advances from customers	1,206	(7,392)	(7,250)
Deferred income taxes	(4,195)	(1,307)	(10,420)
Income taxes payable	(309)	259	(9,758)
Income taxes receivable	363	6,258	(5,114)
Other payables and accrued expenses	(5,141)	26,216	(9,009)
Product warranty	(2,453)	(45)	(556)
Unrecognized tax benefits	944	6,256	3,543
Net cash provided by (used in) operating activities	60,791	(5,142)	(116,456)
Cash flows from investing activities:
(Increase) decrease in restricted cash	(104,035)	68,187	26,555
Decrease (increase) in term deposit	17	(189)	(3)
Purchase of property, plant and equipment	(93,394)	(139,283)	(132,789)
Net proceeds from disposal of subsidiary	9,831
Acquisition of a business by Chaoyang Seamless			(13,904)
Proceeds from disposal of property and equipment	14
Purchase of intangible assets		(119)
Net cash used in investing activities	(187,567)	(71,404)	(120,141)
Cash flows from financing activities:
Contribution from non-controlling investors in subsidiaries			7,173
Dividends paid			(77,610)
Proceeds from short-term loans	913,017	742,566	882,585
Proceeds from long-term loans	169,785	66,179	196,391
Advances from related parties			4,379
Repayment of other advances		(5,060)	(10,939)
Repayment of short-term loans	(921,280)	(765,519)	(670,072)
Repayment of long-term loans	(63,944)	(28,215)	(51,210)
Payment for deferred consideration payable for acquisition of Mengfeng		(17,727)
Repurchase of ordinary shares		(2,000)
Net cash provided by (used in) financing activities	97,578	(9,776)	280,697
Effect of foreign exchange rate changes on cash and cash equivalents	8,270	1,760	53
Net increase (decrease) in cash and cash equivalents	(20,928)	(84,562)	44,153
Cash and cash equivalents at beginning of the year	48,688	133,250	89,097
Less: Cash and cash equivalents at end of period included in assets held for sale	(18)
Cash and cash equivalents at end of the year	27,742	48,688	133,250
Non-cash financing activities:
Nonmonetary transaction in relation to disposal of Jiangsu Fanli (Note 4)		13,913
Liabilities assumed in connection with purchase of property, plant and equipment on credit term	39,289	38,741	25,564
Supplemental cash flow information:
Interest paid	34,590	37,308	27,408
Income taxes paid	309	2,242	22,233
Income taxes refunded		$ (4,413)